Average Annual Total Returns			12 Months Ended		18 Months Ended	24 Months Ended	60 Months Ended		63 Months Ended	88 Months Ended		105 Months Ended	114 Months Ended	120 Months Ended
		Apr. 30, 2026	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cambria Shareholder Yield ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.10%				11.77%							11.40%
Cambria Shareholder Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.52%				11.18%							11.03%
Cambria Shareholder Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.80%				9.32%							9.51%
Cambria Foreign Shareholder Yield ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			34.23%				11.80%							9.76%
Cambria Foreign Shareholder Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			33.44%				10.47%							8.91%
Cambria Foreign Shareholder Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			21.65%				9.16%							8.01%
Cambria Emerging Shareholder Yield ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			28.52%				8.77%						10.24%
Performance Inception Date		Jul. 13, 2016
Cambria Emerging Shareholder Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			27.07%				7.44%						9.31%
Cambria Emerging Shareholder Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			18.18%				6.82%						8.48%
Cambria Global Value ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			55.13%				13.02%							9.81%
Cambria Global Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			54.00%				11.96%							9.43%
Cambria Global Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			33.37%				10.19%							8.33%
Cambria Global Momentum ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.05%				8.34%							6.62%
Cambria Global Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			18.91%				7.35%							5.79%
Cambria Global Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.22%				6.21%							4.98%
Cambria Value and Momentum Hedged Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.44%				13.41%							5.02%
Cambria Value and Momentum Hedged Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			16.18%				13.10%							4.77%
Cambria Value and Momentum Hedged Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.88%				10.69%							3.93%
Cambria Global Asset Allocation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]		17.96%				6.45%							7.23%
Cambria Global Asset Allocation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		16.16%				4.79%							5.85%
Cambria Global Asset Allocation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		10.82%				4.34%							5.19%
Cambria Tail Risk ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.74%				(8.91%)					(6.84%)
Performance Inception Date		Apr. 05, 2017
Cambria Tail Risk ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.54%				(9.76%)					(7.52%)
Cambria Tail Risk ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.41%				(6.76%)					(5.03%)
Cambria Trinity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[2]		16.21%				7.03%			5.35%
Performance Inception Date	[2]	Sep. 10, 2018
Cambria Trinity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[2]		15.03%				5.63%			4.10%
Cambria Trinity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		9.76%				4.95%			3.69%
Cambria Global Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.65%				3.76%		6.56%
Performance Inception Date		Sep. 23, 2020
Cambria Global Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.11%				1.30%		4.12%
Cambria Global Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.06%				2.01%		4.23%
Cambria Micro and SmallCap Shareholder Yield ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.44%			8.95%
Performance Inception Date		Jan. 03, 2024
Cambria Micro and SmallCap Shareholder Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			9.24%			7.82%
Cambria Micro and SmallCap Shareholder Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.63%			6.55%
Cambria Tactical Yield ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.21%			4.72%
Performance Inception Date		Jan. 03, 2024
Cambria Tactical Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.38%			2.90%
Cambria Tactical Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.48%			2.83%
Cambria LargeCap Shareholder Yield ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.84%		10.16%
Performance Inception Date		Jul. 11, 2024
Cambria LargeCap Shareholder Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.05%		9.51%
Cambria LargeCap Shareholder Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.09%		7.73%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%		16.30%	22.30%	14.42%					14.90%		14.82%
S&P Composite 1500 TR Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Composite 1500 TR Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.02%				13.96%							14.46%
MSCI EAFE + Canada Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE + Canada Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			32.55%				10.04%							9.11%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			31.89%				9.47%							8.72%
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			34.36%				4.67%						8.32%
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			22.87%	[1],[2]			11.70%	[1],[2]	14.54%	12.14%	[2]			12.28%	[1]
Bloomberg Global Aggregate Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.17%	[1],[2]		3.67%	(2.15%)	[1],[2]		0.72%	[2]			1.26%	[1]
S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.06%	[1],[2]			6.25%	[1],[2]		8.07%	[2]			8.11%	[1]
Bloomberg Short Treasury Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Short Treasury Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.31%				3.11%					2.46%
FTSE EPRA Nareit Global REITs Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE EPRA Nareit Global REITs Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.44%				4.57%		7.63%
S&P SmallCap 600 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P SmallCap 600 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.02%			9.15%
ICE BofA US 3-Month Treasury Bill Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US 3-Month Treasury Bill Total Return Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.18%			4.72%

[1]	The Fund’s objective changed effective January 1, 2019. Prior to that date, the Fund was passively managed and sought to track the performance, before fees and expenses, of the Cambria Global Asset Allocation Index. As of January 1, 2019, the Fund is actively managed and seeks income and capital appreciation.
[2]	The Fund’s objective changed effective January 1, 2019. Prior to that date, the Fund was passively managed and sought to track the performance, before fees and expenses, of the Cambria Trinity Index. As of January 1, 2019, the Fund is actively managed and seeks income and capital appreciation.